Derivatives and Other Financial Instruments - Schedule of Quantitative Information for Level 3 Derivative Contracts (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) MWh $ / MWh $ / Metric_Ton $ / lb $ / Barrels	Dec. 31, 2015 USD ($) Index $ / MWh $ / Metric_Ton $ / lb $ / Barrels $ / Metric_Tons $ / AUD	Dec. 31, 2014 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Assets, Fair value | $	$ 317	$ 1,137	$ 268
Embedded Aluminum Derivative [Member] | Price of Aluminum beyond Forward Curve [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Assets, Fair value | $	306	1,060
Derivative Liabilities, Fair value | $	$ 242	$ 169
Embedded Aluminum Derivative [Member] | Price of Aluminum beyond Forward Curve [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	2,197	2,060
Maturity year of future aluminum price	2027	2026
Embedded Aluminum Derivative [Member] | Price of Aluminum beyond Forward Curve [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	2,229	2,128
Maturity year of future aluminum price	2027	2027
Embedded Aluminum Derivative [Member] | Price of Aluminum beyond Forward Curve [Member] | Average Price [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	2,197	2,060
Maturity year of future aluminum price	2027	2026
Embedded Aluminum Derivative [Member] | Price of Aluminum beyond Forward Curve [Member] | Midwest Premium [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium | $ / lb	0.0630	0.0940
Midwest Premium expected year	2016	2021
Embedded Aluminum Derivative [Member] | Price of Aluminum beyond Forward Curve [Member] | Midwest Premium [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium | $ / lb	0.0750	0.0940
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Assets, Fair value | $	$ 4	$ 6
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Average Price [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	1,680	1,512
Maturity year of future aluminum price	2016	2016
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Average Price [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	1,802	1,686
Maturity year of future aluminum price	2019	2019
Embedded Aluminum Derivative [Member] | Interrelationship of Future Aluminum and Oil Prices [Member] | Average Price [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	1,662	1,525
Maturity year of future aluminum price	2016	2016
Expected future oil prices | $ / Barrels	49	38
Maturity year of future oil price	2016	2016
Embedded Aluminum Derivative [Member] | Interrelationship of Future Aluminum and Oil Prices [Member] | Average Price [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	1,762	1,652
Maturity year of future aluminum price	2018	2018
Expected future oil prices | $ / Barrels	55	53
Maturity year of future oil price	2018	2018
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Amount of Megawatt Hours of Energy Needed to Produce Forecasted Metric Tons of Aluminum [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liabilities, Fair value | $	$ 30
Megawatt hours per year | MWh	2,000,000
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Amount of Megawatt Hours of Energy Needed to Produce Forecasted Metric Tons of Aluminum [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	1,662
Maturity year of future aluminum price	2016
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Amount of Megawatt Hours of Energy Needed to Produce Forecasted Metric Tons of Aluminum [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	1,785
Maturity year of future aluminum price	2019
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Amount of Megawatt Hours of Energy Needed to Produce Forecasted Metric Tons of Aluminum [Member] | Midwest Premium [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium | $ / lb	0.0630
Midwest Premium expected year	2016
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Amount of Megawatt Hours of Energy Needed to Produce Forecasted Metric Tons of Aluminum [Member] | Midwest Premium [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium | $ / lb	0.0750
Midwest Premium expected year	2019
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Assets, Fair value | $		$ 69
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Average Price [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium expected year		1525
Maturity year of future aluminum price		2016
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Average Price [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium expected year		1686
Maturity year of future aluminum price		2019
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Estimated Foreign Currency Exchange Rate [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Foreign currency exchange rate | $ / AUD		0.73
Midwest Premium expected year		2016
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Consumer Price Index [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium expected year		1982
Consumer price index base | Index		100
Expected consumer price index, Year		2016
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Consumer Price Index [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected consumer price index | Index		233
Embedded Aluminum Derivative [Member] | Interrelationship of LME Price to Overall Energy Price [Member] | Consumer Price Index [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected consumer price index | Index		236
Embedded Aluminum Derivative [Member] | Two Contracts [Member] | Price of Aluminum beyond Forward Curve [Member] | Average Price [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	2,337	2,337
Maturity year of future aluminum price	2029	2029
Embedded Aluminum Derivative [Member] | Two Contracts [Member] | Price of Aluminum beyond Forward Curve [Member] | Midwest Premium [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium expected year	2029	2029
Embedded Aluminum Derivative [Member] | One Contract [Member] | Price of Aluminum beyond Forward Curve [Member] | Average Price [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected future aluminum prices	2,633	2,534
Maturity year of future aluminum price	2036	2036
Embedded Aluminum Derivative [Member] | One Contract [Member] | Price of Aluminum beyond Forward Curve [Member] | Midwest Premium [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Midwest Premium expected year	2036	2036
Energy Contracts [Member] | Price of Electricity beyond Forward Curve [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Assets, Fair value | $	$ 7
Derivative Liabilities, Fair value | $		$ 2
Energy Contracts [Member] | Price of Electricity beyond Forward Curve [Member] | Average Price [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price of electricity beyond forward curve | $ / MWh	57	45
Maturity date of electricity beyond forward curve	2016	2019
Energy Contracts [Member] | Price of Electricity beyond Forward Curve [Member] | Average Price [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price of electricity beyond forward curve | $ / MWh	58	121
Maturity date of electricity beyond forward curve	2017	2036
Embedded Credit Derivative [Member] | Credit Spread between Alcoa Corporation and Counterparty [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liabilities, Fair value | $	$ 24	$ 35
Percentage of credit spread	2.52%	3.85%
Embedded Credit Derivative [Member] | Credit Spread between Alcoa Corporation and Counterparty [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of credit spread	2.15%	3.41%
Embedded Credit Derivative [Member] | Credit Spread between Alcoa Corporation and Counterparty [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of credit spread	2.89%	4.29%